SECURED PROMISSORY NOTES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
SECURED PROMISSORY NOTE

NOTE 8. SECURED PROMISSORY NOTES

Global Ichiban Secured Promissory Notes

Prior to 2021, the Company had issued a secured convertible promissory note to Global Ichiban Limited (“Global”) that had a remaining principal balance of $5,800,000, and no accrued interest, as of January 1, 2021.

The note was to mature on September 30, 2022. Principal, if not converted, was to be payable in a lump sum on September 30, 2022. The note did not bear any interest. Customary default provisions applied. The note was secured by a lien on substantially all of the Company’s assets pursuant to the Security Agreement dated November 30, 2017 (the “Security Agreement”) entered into between the Company and Global.

The conversion option associated with the note was deemed to include an embedded derivative that required bifurcation and separate accounting. Refer to Note 11. Derivative Liabilities for further details.

On March 9, 2021, the Company entered into a settlement agreement (“Settlement”) with Global. Pursuant to the Settlement, the Company issued 168,000,000 shares of Common Stock of the Company (“Settlement Shares”) to Global in exchange for the cancellation of the outstanding secured promissory note of $5,800,000 (the “Secured Note”). The Secured Note, which was originally scheduled to mature on September 30, 2022, had a variable-rate conversion feature that entitled Global to convert into shares of Common Stock of the Company at 80% of the 5-day average closing bid-price prior to any conversion. The Secured Note also had a lien on substantially all of the Company’s assets including intellectual properties. Following the Settlement, the lien was removed and the Company’s assets are currently unencumbered.

NOTE 10. SECURED PROMISSORY NOTE

The following table provides a summary of the activity of the Company's secured notes:

	Global Ichiban	St. George	BD 1	Total
Secured Notes Principal Balance at December 31, 2018	$4,956,745	$1,315,000	$—	$6,271,745
New notes	—	845,000	—	845,000
Note conversions	(115,000)	—	—	(115,000)
Interest converted to principal	171,152	—	—	171,152
Secured Notes Principal Balance at December 31, 2019	5,012,897	2,160,000	—	7,172,897
Less: remaining discount	(765,576)	(71,666)	—	(837,242)
Secured Notes, net of discount, at December 31, 2019	4,247,321	2,088,334	—	6,335,655
New notes	6,400,000	—	—	6,400,000
Note conversions	(600,000)	—	—	(600,000)
Note Assignments	—	(2,160,000)	2,160,000	(2,160,000)
Notes Exchanged	(5,012,897)	—	(2,160,000)	(5,012,897)
Secured Notes Principal Balance at December 31, 2020	5,800,000	—	—	5,800,000
Less: remaining discount	(394,363)	—	—	(394,363)
Secured Notes, net of discount, at December 31, 2020	$5,405,637	$—	$—	$5,405,637

Global Ichiban Secured Promissory Notes

Prior to 2019, the Company had issued secured notes to Global Ichiban Limited (“Global”) that had aggregate remaining principal and accrued interest balances of $4,956,745 and $1,223,611, respectively, as of January 1, 2019.

All principal and accrued interest on the notes was redeemable at any time, in whole or in part, at the option of Global. The redemption amount may be paid in cash or converted into shares of common stock at a variable conversion price equal to the lowest of (i) 85% of the average VWAP for the shares over the prior 5 trading days, (ii) the closing bid price for the shares on the prior trading day, or (iii) $2.00 per share, at the option of the Company.

The notes may not be converted, and shares of the common stock may not be issued pursuant to the notes, if, after giving effect to the conversion or issuance, the holder together with its affiliates would beneficially own in excess of 9.99% of the outstanding shares of common stock.

The following table summarizes the conversion activity of this note:

Conversion Period	Principal Converted	Interest Converted	Common Shares Issued
Q1 2019	115,000	-	9,595,327
	$115,000	$-	9,595,327

Since conversions began in the first quarter of 2018, the interest associated with conversions has been added back into the principal of the notes. The following table summarizes the activity of adding the interest to principal:

Period	Interest converted to Principal
Q1 2019	171,152
$171,152

All the notes issued in accordance with the note purchase and exchange agreement dated November 30, 2017 were secured by a security interest on substantially all of the Company’s assets, bear interest at a rate of 12% per annum and contain standard and customary events of default.

On September 9, 2020, the Company entered into a securities exchange agreement (“GI Exchange Agreement”) with Global. Pursuant to the terms of the GI Exchange Agreement, Global agreed to surrender and exchange all of its existing outstanding promissory notes with an aggregate principal balance of $6,313,387 (including accrued interest). In exchange, the Company issued to Global a secured convertible promissory note with a principal amount of $6,400,000 (“GI Exchange Note”). The GI Exchange Note will mature on September 30, 2022. Principal on the GI Exchange Note, if not converted, will be payable in a lump sum on September 30, 2022. The GI Exchange Note will not bear any accrued interest but bears a default interest rate of 18% in the event of a default under the GI Exchange Note. The GI Exchange Note is secured by a lien on substantially all of the Company’s assets pursuant to the Security Agreement dated November 30, 2017 (the “Security Agreement”) entered into between the Company and Global. The Company has accounted for the GI Exchange Agreement as a troubled debt restructuring. The future undiscounted cash flow of the new secured convertible promissory note totaling $6,400,000 is more than the carrying value of the original outstanding promissory notes totaling $6,313,387, therefore no gain was recorded and a new effective interest rate has been established based on the carrying value of the original promissory notes and revised cash flow. The difference of $86,613 was recorded as an original issue debt discount and will be charged to interest over the term of the note. On December 9, 2020, Global converted $600,000 into 872,093,023 common shares. At December 31, 2020 the remaining principal balance was $5,800,000.

The conversion option associated with the note was deemed to include an embedded derivative that required bifurcation and separate accounting. Refer to Note 13. Derivative Liabilities for further details.

Subsequent to the period of this report, the amounts owed to Global were fully settled. Refer to the Global Ichiban Settlement Agreement section of Note 22. Subsequent Events for further details.

St. George Secured Convertible Notes

Prior to 2019, the Company had issued secured notes to St. George Investments LLC (“St. George”) that had aggregate remaining principal and accrued interest balances of $1,315,000 and $252,751, respectively, as of January 1, 2019.

During 2019, the Company issued $845,000 in notes to St. George with net proceeds of $700,000. The Company recorded aggregate original issue discounts of $140,000 and debt financing costs of $5,000, which will be recognized as interest expense, ratably, over the life of the note.

Beginning six months from the date of issuance, St. George shall have the option to redeem all or a portion of the amounts outstanding under the Company Note. At St. George's option, redemption amounts are payable by the Company in cash or in the form of shares of the common stock. Conversions into common stock shall be calculated using a variable conversion price equal to 60% of the average of the two lowest closing bid prices for the shares over the prior 10-day trading period immediately preceding the conversion.

Shares of common stock may not be issued pursuant to these notes if, after giving effect to the conversion or issuance, the holder together with its affiliates would beneficially own in excess of 9.99% of the outstanding shares of common stock.

The conversion option associated with the notes was deemed to include an embedded derivative that required bifurcation and separate accounting. Refer to Note 13. Derivative Liabilities for further details.

On September 9, 2020, all debts with St. George were assigned to BD 1 as part of the Company’s recapitalization and restructuring effort which began in June 2020. The Company subsequently entered into an Exchange Agreement with BD 1 on December 18, 2020. Refer to the BD 1 Convertible Notes in Note 12. Convertible Notes for further discussion.